Investments in Trading Securities (Tables)	6 Months Ended
Jan. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of investments in trading securities
	January 31, 2022	July 31, 2021
	unaudited
Trading securities invested by ATIF	$1,422,818	$871,809
Trading securities invested by ATIF LP	1,015,176	155,700
	$2,437,994	$1,027,509